Other Current Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value-Added Tax Receivable	$ 390	$ 415
Advanced payment to suppliers	209	346
Deposits, current	5	4
Other current assets	21
Total other current assets	$ 625	$ 765